Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

Property, Plant and Equipment	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
Cost
December 31, 2018	44,196	101	2,659	10,691	3,095	60,742
Transfers to right-of-use assets(1) (note 10)	(336)	—	—	(180)	—	(516)
Additions	2,340	2	58	899	160	3,459
Acquisitions	10	—	—	—	—	10
Transfers from exploration and evaluation (note 8)	44	—	—	—	—	44
Transfers from right-of-use assets(2) (note 10)	101	—	—	—	—	101
Intersegment transfers	2	—	—	27	(29)	—
Changes in asset retirement obligations (note 18)	469	1	5	19	23	517
Disposals and derecognition	(16)	(2)	(1)	(943)	(2)	(964)
Exchange adjustments	(223)	(1)	—	(496)	(2)	(722)
December 31, 2019	46,587	101	2,721	10,017	3,245	62,671
Additions	852	—	216	502	70	1,640
Acquisitions	1	—	—	—	—	1
Transfers from exploration and evaluation (note 8)	3	—	—	—	—	3
Transfers from right-of-use assets(2) (note 10)	4	—	—	—	—	4
Intersegment transfers	18	41	—	—	(59)	—
Changes in asset retirement obligations (note 18)	(530)	—	(13)	(51)	(33)	(627)
Disposals and derecognition	(419)	(2)	—	(12)	(2)	(435)
Exchange adjustments	(80)	(3)	—	64	(1)	(20)
December 31, 2020	46,436	137	2,924	10,520	3,220	63,237

Accumulated depletion, depreciation, amortization and impairment
December 31, 2018	(27,379)	(50)	(1,585)	(3,933)	(1,995)	(34,942)
Transfers to right-of-use assets(1) (note 10)	12	—	—	40	—	52
Depletion, depreciation, amortization and impairment	(4,082)	(2)	(115)	(736)	(239)	(5,174)
Intersegment transfers	—	—	—	(17)	17	—
Disposals and derecognition	8	—	—	724	2	734
Exchange adjustments	93	1	—	187	1	282
December 31, 2019	(31,348)	(51)	(1,700)	(3,735)	(2,214)	(39,048)
Depletion, depreciation, amortization and impairment	(7,083)	(46)	(90)	(3,644)	(228)	(11,091)
Intersegment transfers	(9)	—	—	—	9	—
Disposals and derecognition	380	12	—	—	1	393
Exchange adjustments	47	1	—	(44)	1	5
December 31, 2020	(38,013)	(84)	(1,790)	(7,423)	(2,431)	(49,741)

Net book value
December 31, 2019	15,239	50	1,021	6,282	1,031	23,623
December 31, 2020	8,423	53	1,134	3,097	789	13,496
(1)    Transfer to right-of-use assets due to the adoption of IFRS 16 on January 1, 2019.
(2)    Includes capitalized depreciation from right-of-use assets.

Costs of property, plant and equipment, including major development projects, not subject to depletion, depreciation and amortization as at December 31, 2020 were $2.0 billion (December 31, 2019 – $6.8 billion) including undeveloped land assets of $118 million as at December 31, 2020 (December 31, 2019 – $127 million).
Included in depletion, depreciation, amortization and impairment expenses for the year ended December 31, 2020 is a pre-tax impairment charge of $8,945 million on Oil and Gas Properties located at Lloydminster Heavy Oil Value Chain, Oil Sands and Western Canada within the Integrated Corridor business segment, the White Rose and Terra Nova CGUs within the Offshore business segment and Refining assets located in the U.S. Refining CGUs within the Integrated Corridor business segment (year ended December 31, 2019 - $2,584 million on CGUs located at Oil Sands, Western Canada, and US Refining within the Integrated Corridor business segment and the White Rose CGU within the Offshore business segment). The impairment charge was primarily the result of the market impact from the COVID-19 pandemic, which has resulted in declines in forecasted long-term commodity prices, refinery crack spread, reduced capital investment, management’s decision to delay capital investment in the White Rose CGU and considered market indicators including the strategic combination with Cenovus Energy Inc. The recoverable amount of the impaired CGUs was estimated based on fair value less costs to sell methodology using estimated after-tax discounted cash flows on proved plus probable reserves for the Lloydminster Heavy Oil Value Chain, Sunrise, Western Canada and Offshore CGUs and after-tax discounted cash flows based on forecasted crack spreads for refining CGUs (Level 3). The Company used an after-tax discount rate of 12% (2019 - 10%) (Level 3).
The following table summarizes impairment for each CGU within the Integrated Corridor business segment for the year ended December 31, 2020:

CGU ($ millions)	Allocated to PP&E	Allocated to right-of-use assets (note 10)	Allocated to Goodwill (note 11)	Allocated to Joint Arrangements (note 12)	Total impairment recorded
Lloydminster Heavy Oil & Gas	270	1	—	—	271
Tucker	271	—	—	—	271
Minnedosa Ethanol Plant	42	—	—	—	42
Lloydminster Ethanol Plant	57	3	—	—	60
Husky Midstream Limited Partnership	—	—	—	606	606
Lloyd Heavy Oil Value Chain CGUs total	640	4	—	606	1,250

Northern	517	2	—	—	519
Rainbow	119	—	—	—	119
Western Canada CGUs total	636	2	—	—	638

Lima Refinery	1,203	50	669	—	1,922
BP-Husky Toledo Refinery	1,662	6	—	—	1,668
Superior Refinery	366	—	—	—	366
U.S. Refining CGUs total	3,231	56	669	—	3,956

Sunrise CGU	1,428	255	—	—	1,683
Total	5,935	317	669	606	7,527
The following table summarizes impairment for each CGU within the Offshore business segment for the year ended December 31, 2020:

CGU ($ millions)	Allocated to PP&E	Allocated to right-of-use assets (note 10)	Total impairment recorded
White Rose	2,760	94	2,854
Terra Nova	250	—	250
Total	3,010	94	3,104
The recoverable amount of the impaired CGUs with Oil and Gas Properties, at December 31, 2020, and U.S. Refining CGUs, at September 30, 2020, was $6,204 million. The recoverable amounts are sensitive to commodity prices, crack spreads, discount rate, production volumes, royalties, operating costs and future capital expenditures. Commodity prices and crack spreads are based on market indicators at the end of the period. Management’s long-term assumptions are benchmarked against forward price curves and pricing forecasts prepared by external firms.
The table below summarizes the forecasted prices used in determining the recoverable amounts:

	WTI ($US/bbl)	Brent ($US/bbl)	Edmonton Light ($CDN/bbl)	AECO ($CDN/mcf)	Chicago 3:2:1 Crack Spread ($US/bbl)(1)	Foreign Exchange ($USD/$CDN)
2021	47.17	49.42	55.76	2.78	12.00	0.77
2022	50.17	52.85	59.89	2.70	14.00	0.77
2023	53.17	56.04	63.48	2.61	14.00	0.76
2024	54.97	57.87	65.76	2.65	16.00	0.76
2025(2)	56.07	59.00	67.13	2.70	16.00	0.76
(1) Prices are based on September 30, 2020 assessment of U.S. Refining CGUs.
(2) Prices are escalated at 2% thereafter.
The discount rate for FVLCS represents the rate a market participant would apply to the cash flows in a market transaction. The discount rate is derived from the Company's post-tax weighted average cost of capital with appropriate adjustments made to reflect the risks specific to the CGUs. Production volumes, throughput, operating costs, royalties and future capital expenditures are based on management’s best estimates.
A change in the discount rate or forward price curve over the life of the reserves and refineries will result in the following impact on the impaired CGUs:

	Discount Rate		Commodity Price
($ millions)	1% Increase in Discount Rate	1% Decrease in Discount Rate	5% Increase in Forward Price	5% Decrease in Forward Price
Total impairment - Increase (Decrease)	599	(687)	(1,511)	1,530

Sensitivity analysis for types of market risk [text block]

	Discount Rate		Commodity Price
($ millions)	1% Increase in Discount Rate	1% Decrease in Discount Rate	5% Increase in Forward Price	5% Decrease in Forward Price
Total impairment - Increase (Decrease)	599	(687)	(1,511)	1,530